Options and Warrants (Details) - Schedule of Stock Options Roll Forward (USD $)	6 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Schedule of Stock Options Roll Forward [Abstract]
Options Outstanding, Shares	10,524,428	10,133,506
Options Outstanding, Weighted Average Exercise Price	$ 0.74	$ 0.74
Granted	537,172
Granted	$ 0.75
Exercised	(146,250)
Exercised	$ 0.77
Forfeited	0
Forfeited	$ 0
Cancelled	0
Cancelled	$ 0
Expired	0
Expired	$ 0